UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2011


Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:       Broadwood Capital, Inc.

Address:    724 Fifth Avenue, 9th Floor
            New York, New York 10019


13F File Number: 028-13773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal C. Bradsher
Title:  President
Phone:  212-508-5735


Signature, Place and Date of Signing:


  /s/ Neal C. Bradsher          New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      9

Form 13F Information Table Value Total:   $280,150
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number            Name
       --------------------            ------------------------
1.     028-13770                       Broadwood Partners, L.P.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------                ---------------- --------- --------  ------------------- -------------- -------- ---------------------
                                                          VALUE     SHS OR    SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL   DISCRETION     MGRS     SOLE    SHARED NONE
--------------                ---------------- --------- --------  --------   --- ---- -------------- -------- --------- ------ ----
ALERE INC                     PERP PFD CONV SE 01449J204  12,623      65,747  SH       Shared-Defined    1        65,747
BIOTIME INC                   COM              09066L105  36,503   8,277,392  SH       Shared-Defined    1     8,277,392
DEUTSCHE BK AG LDN BRH        PS GOLD SH ETN   25154H731   1,409     111,800  SH       Shared-Defined    1       111,800
HANSEN NAT CORP               COM              411310105  71,540     819,568  SH       Shared-Defined    1       819,568
PALOMAR MED TECHNOLOGIES INC  COM NEW          697529303  11,068   1,404,629  SH       Shared-Defined    1     1,404,629
QUESTCOR PHARMACEUTICALS INC  COM              74835Y101  97,554   3,578,660  SH       Shared-Defined    1     3,578,660
SOLTA MED INC                 COM              83438K103   1,333   1,066,587  SH       Shared-Defined    1     1,066,587
STAAR SURGICAL CO             COM PAR $0.01    852312305  47,422   6,079,731  SH       Shared-Defined    1     6,079,731
ZEBRA TECHNOLOGIES CORP       CL A             989207105     696      22,500  SH       Shared-Defined    1        22,500








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